Financial instruments by category (Details 4) - Derivative financial instruments Forwards [Member]	12 Months Ended
Jun. 30, 2025
Level 2 of fair value [Member]
Statement [Line Items]
Description	Derivative financial instruments – Swaps
Parameters	Underlying asset price and volatility
Level 3 [Member]
Statement [Line Items]
Description	Purchase option – Warrant (Others)
Parameters	Underlying asset price and volatility